Dividend (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 13, 2021	Oct. 21, 2019
Dividends relating to reporting period:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.0537	$ 0.0537	$ 0.2029
Second interim ordinary dividend (in USD per share)		0.1186	0.1073	0.2597
Total (in USD per share)		$ 0.1723	$ 0.1610	$ 0.4626
First interim ordinary dividend		$ 140	$ 140	$ 528
Second interim ordinary dividend		326	280	675
Total		$ 466	$ 420	$ 1,203
Dividends paid in reporting period:
First interim ordinary dividend (in USD per share)	$ 0.0537	$ 0.0537	$ 0.0537	$ 0.2029
Second interim ordinary dividend for prior year (in USD per share)		0.1073	0.2597	0.4289
Total (in USD per share)		$ 0.1610	$ 0.3134	$ 0.6318
Current year first interim ordinary dividend		$ 138	$ 140	$ 526
Second interim ordinary dividend for prior year		283	674	1,108
Total		$ 421	$ 814	$ 1,634
Discontinued US operations
Dividends paid in reporting period:
Proportion of voting interest retained after disposal					19.90%
Proportion of economic interest retained after disposal					19.70%
Dividend in specie					$ 1,735
Discontinued UK and Europe operations
Dividends paid in reporting period:
Dividend in specie						$ 7,379